Basis of Presentation and Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Equity Method Investments [Line Items]
Acquisition and transaction related costs, and impairment losses	$ 18,435	$ 24,857	$ 17,386
Significant Policies Other Details [Abstract]
Tenant and other receivables, allowance for doubtful accounts (in US dollars)	12,210	14,519
Receivables Arising From Straight Lining Of Rents Allowance	3,188	4,355
Impairment Loss [Member]
Schedule Of Equity Method Investments [Line Items]
Acquisition and transaction related costs, and impairment losses	0	0	6,138
Acquisitions related costs [Member]
Schedule Of Equity Method Investments [Line Items]
Acquisition and transaction related costs, and impairment losses	18,435	24,857	11,248
Acquisitions related costs [Member] | New York 655 Fifth Avenue [Member]
Schedule Of Equity Method Investments [Line Items]
Penalty on early repayment of loan	10,949
Equity Method Investments [Member]
Schedule Of Equity Method Investments [Line Items]
Other than Temporary Impairment Losses Investments	85,459	281,098	44,936
Toys R Us [Member] | Impairment Loss [Member]
Schedule Of Equity Method Investments [Line Items]
Other than Temporary Impairment Losses Investments	$ 75,196	$ 240,757	$ 40,000